INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) numberOfVessels	Dec. 31, 2019 USD ($) numberOfVessels carrier
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	$ 1,164,540	$ 1,219,715
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(44,010)	(64,222)
Net minimum lease payments receivable	1,120,530	1,155,493
Estimated residual values of leased property (un-guaranteed)	349,471	331,929
Less: unearned income	(465,864)	(493,035)
Total investment in sales-type lease, direct financing lease and leaseback assets	1,004,137	994,387
Net Investment in Lease, Allowance for Credit Loss		0
Investment in sales-type leases, direct financing leases and leaseback assets, current portion	62,808	56,189
Investment in sales-type leases, direct financing leases and leaseback assets, long-term portion	936,496	$ 938,198
Number Of Vessels Accounted For As Leaseback Assets Purchased | numberOfVessels		6
Net Investment In Lease And Leaseback Assets, After allowance for expected credit losses	999,304	$ 994,387
Investment in Sales Type, Direct Financing Leases and Leaseback Assets [Member]
Sale Leaseback Transaction [Line Items]
Net Investment in Lease, Allowance for Credit Loss	4,833	0
Total investment in sales-type lease, direct financing lease and leaseback assets	(4,833)
Front Hakata
Sale Leaseback Transaction [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	1,400
Sea Leopard
Sale Leaseback Transaction [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	(30)
Impairment Loss on Investment in Direct Financing Leases	200
Sales-Type Leases And Direct Financing Leases [Member]
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	985,258	1,085,642
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(44,010)	64,222
Net minimum lease payments receivable	941,248	1,021,420
Estimated residual values of leased property (un-guaranteed)	178,471	192,429
Less: unearned income	383,847	427,251
Total investment in sales-type lease, direct financing lease and leaseback assets	735,872	786,598
Net Investment in Lease, Allowance for Credit Loss		0
Total investment in sales-type lease, direct financing lease and leaseback assets	(4,104)
Investment in sales-type leases, direct financing leases and leaseback assets, current portion	44,683	45,361
Investment in sales-type leases, direct financing leases and leaseback assets, long-term portion	$ 687,085	$ 741,237
Number of Vessels under Investments in Sales-Type Leases, Direct Financing Leases and Leaseback Assets	24	26
Net Investment In Lease And Leaseback Assets, After allowance for expected credit losses	$ 731,768	$ 786,598
Leaseback Assets [Member]
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	179,282	134,073
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	0	0
Net minimum lease payments receivable	179,282	134,073
Estimated residual values of leased property (un-guaranteed)	171,000	139,500
Less: unearned income	82,017	65,784
Total investment in sales-type lease, direct financing lease and leaseback assets	268,265	207,789
Net Investment in Lease, Allowance for Credit Loss		0
Total investment in sales-type lease, direct financing lease and leaseback assets	(729)
Investment in sales-type leases, direct financing leases and leaseback assets, current portion	18,125	10,828
Investment in sales-type leases, direct financing leases and leaseback assets, long-term portion	$ 249,411	$ 196,961
Number of Vessels under Investments in Sales-Type Leases, Direct Financing Leases and Leaseback Assets | numberOfVessels	7	6
Net Investment In Lease And Leaseback Assets, After allowance for expected credit losses	$ 267,536	$ 207,789
MSC [Member]
Sale Leaseback Transaction [Line Items]
Term of lease or charter | numberOfVessels		6
Number Of Vessels Accounted For As Leaseback Assets Purchased | numberOfVessels		3
Hunter Group ASA [Member]
Sale Leaseback Transaction [Line Items]
Term of lease or charter | numberOfVessels		5
Number Of Vessels Accounted For As Leaseback Assets Purchased | numberOfVessels		3
Landbridge Universal Limited [Member]
Sale Leaseback Transaction [Line Items]
Term of lease or charter | numberOfVessels	7